UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C.  20549

		FORM 24F-2
		Annual Notice of  Securities Sold
		Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.
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1.	Name and address of issuer:
		ProShares Trust
		7501 Wisconsin Avenue, Suite 1000E
		Bethesda, MD 20814
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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

		Ultra S&P500
		Ultra QQQ
		Ultra Dow30
		Ultra MidCap400
		Short S&P500
		Short QQQ
		Short Dow30
		Short MidCap400
		UltraShort S&P500
		UltraShort QQQ
		UltraShort Dow30
		UltraShort MidCap400
		Ultra Russell2000
		UltraShort Russell2000
		Short Russell2000
		Ultra SmallCap600
		UltraShort SmallCap600
		Short SmallCap600
		Ultra Basic Materials
		Ultra Consumer Goods
		Ultra Consumer Services
		Ultra Financials
		Ultra Health Care
		Ultra Industrials
		Ultra Oil & Gas
		Ultra Technology
		Ultra Utilities
		Ultra Real Estate
		Ultra Semiconductors
		UltraShort Basic Materials
		UltraShort Consumer Goods
		UltraShort Consumer Services
		UltraShort Financials
		UltraShort Health Care
		UltraShort Industrials
		UltraShort Oil & Gas
		UltraShort Technology
		UltraShort Utilities
		UltraShort Real Estate
		UltraShort Semiconductors
		Short MSCI EAFE
		UltraShort MSCI EAFE
		Short MSCI Emerging Markets
		UltraShort MSCI Emerging Markets
		UltraShort MSCI Japan
		UltraShort FTSE China 50
		Ultra Telecommunications
		UltraShort 7-10 Year Treasury
		UltraShort 20+ Year Treasury
		Short Financials
		Short Oil & Gas
		Ultra MSCI EAFE
		Ultra MSCI Emerging Markets
		Ultra FTSE China 50
		Ultra MSCI Japan
		UltraShort FTSE Europe
		UltraShort MSCI Brazil Capped
		UltraPro S&P500
		UltraPro Short S&P500
		Large Cap Core Plus
		Short 20+ Year Treasury
		Ultra 7-10 Year Treasury
		Ultra 20+ Year Treasury
		UltraPro MidCap400
		UltraPro Short MidCap400
		UltraPro QQQ
		UltraPro Short QQQ
		UltraPro Dow30
		UltraPro Short Dow30
		UltraPro Russell2000
		UltraPro Short Russell2000
		Short Basic Materials
		Short Real Estate
		Short FTSE China 50
		Ultra Nasdaq Biotechnology
		UltraShort Nasdaq Biotechnology
		Ultra FTSE Europe
		Ultra MSCI Brazil Capped
		RAFI Long/Short
		Short High Yield
		Short 7-10 Year Treasury
		Ultra High Yield
		Hedge Replication ETF
		Inflation Expectations ETF
		UltraPro Short 20+ Year Treasury
		Merger ETF
		Global Listed Private Equity ETF
		High Yield-Interest Rate Hedged
		S&P 500 Dividend Aristocrats ETF
		Investment Grade-Interest Rate Hedged
		Short Term USD Emerging Markets Bond ETF
		DJ Brookfield Global Infrastructure ETF
		MSCI EAFE Dividend Growers ETF
		Morningstar Alternatives Solution ETF
		Russell 2000 Dividend Growers ETF
		S&P Midcap 400 Dividend Aristocrats ETF
		MSCI Europe Dividend Growers ETF
		S&P 500 ex-Energy ETF
		S&P 500 ex-Financials ETF
		S&P 500 ex-Health Care ETF
		S&P 500 ex-Technology ETF
		MSCI Emerging Markets Dividend Growers ETF
		Managed Futures Strategy ETF
		K-1 Free Crude Oil Strategy ETF
		Equities for Rising Rates ETF
		Decline of the Retail Store ETF
		Long Online/Short Stores ETF
		S&P 500 Bond ETF
		Online Retail ETF
		Pet Care ETF
		UltraShort Communication Services Select Sector
		Ultra Communication Services Select Sector
		Russell U.S. Dividend Growers ETF
		S&P Technology Dividend Aristocrats ETF
		MSCI Transformational Changes ETF
		Ultra Nasdaq Cloud Computing
		Ultra Nasdaq Cybersecurity
		Nasdaq-100 Dorsey Wright Momentum ETF


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3.	Investment Company Act File Number:		811-21114

	Securities Act File Number:			333-89822

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4(a).	Last day of the fiscal year for which this notice is filed:
	May 31, 2021

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4(b).	[ ]  Check box if this Form is being filed late (i.e., more
	than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

	Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c).	[ ]  Check box if this is the last time the issuer will be
	filing this Form.
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5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

				                     $48,439,453,951
				                    ------------------

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year:

				                     $45,939,081,403
				                    ------------------

	(iii) Aggregate price of securities redeemed or
	repurchased during any prior fiscal year ending no
	earlier than October 11, 1995 that were not
	previously used to reduce registration fees payable
	to the Commission:
				                            $0
				                    -----------------


	(iv) Total available redemption credits
	      [Add items 5(ii) and 5(iii)]:

			                   -	     $45,939,081,403
				                    ------------------
	(v) Net Sales - If item 5(i) is greater than item 5(iv)
	      [subtract Item 5(iv) from Item 5(i) ]

				                      $2,500,372,548
				                    ------------------

	(vi) Redemption credits available for use in future years
	-if Item 5(i) is less than Item 5(iv) [subtract Item
	5(iv) from Item 5(i)]:
				                           $0
				                    ------------------

	(vii) Multiplier for determining registration fee (See
	Instruction C.9):
				                        0.0001091
				                    -------------------

	(viii) Registration fee due [multiply Item 5(v) by Item 5(vii):
	(enter ""0"" if no fee is due):

			                   =     	$272,790.64
				                    --------------------

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6.	Prepaid shares
	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

			                     +               $0
				                        ----------------
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

			                      =	          $272,790.64
				                        ----------------
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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:
	August 24, 2021

	Method of Delivery:
		[X] Wire Transfer
		[ ] Mail or other means


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	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


					//Charles S. Todd//
	By (Signature and Title)* -------------------------------------
		                            Charles S. Todd,Treasurer

	Date: August 25, 2021
	     -----------------

	*Please print the name and title of the signing officer below the signature.